Significant accounting policies (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Jul. 03, 2012	Dec. 31, 2012 Satmex 6	Dec. 31, 2012 Satmex 5	Dec. 31, 2012 Solidaridad 2	Dec. 31, 2012 Satellite equipment	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2012 Teleport, equipment and antennas
Restricted cash
Amount deposited with Escrow Agent		$ 4,900
Amount deposited with Escrow Agent as a percentage of launch service price		5.00%
Restricted cash	$ 4,900
Satellites and equipment
Original useful lives			15 years	15 years	14 years 6 months	15 years	10 years	5 years	10 years
Remaining economic life			10 years 4 months 20 days	9 months 4 days